Investments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Fixed maturity securities on deposit with various governmental authorities	$ 0.8	$ 0.8